Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF - January
PGIM US Large-Cap Buffer 20 ETF - January
(each a “Fund” and collectively the “Funds”)Supplement dated December 29, 2023 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on January 1, 2024 and end on December 31, 2024.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM US Large-Cap Buffer 12 ETF - JanuaryJANPGross: 15.69%Net: 15.19%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is 15.69%PGIM US Large-Cap Buffer 20 ETF - JanuaryPBJAGross: 12.17%Net: 11.67%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is 12.17%* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:◾The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.◾All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.LR5001JAN
PGIM US Large-Cap Buffer 20 ETF - January
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF - January
PGIM US Large-Cap Buffer 20 ETF - January
(each a “Fund” and collectively the “Funds”)Supplement dated December 29, 2023 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on January 1, 2024 and end on December 31, 2024.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM US Large-Cap Buffer 12 ETF - JanuaryJANPGross: 15.69%Net: 15.19%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is 15.69%PGIM US Large-Cap Buffer 20 ETF - JanuaryPBJAGross: 12.17%Net: 11.67%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is 12.17%* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:◾The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.◾All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.LR5001JAN
PGIM US Large-Cap Buffer 12 ETF - January
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF - January
PGIM US Large-Cap Buffer 20 ETF - January
(each a “Fund” and collectively the “Funds”)Supplement dated December 29, 2023 to the Funds’ Currently Effective ProspectusAs described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on January 1, 2024 and end on December 31, 2024.An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s Cap as set forth in the table below.Fund NameTickerCapInvestment ObjectivePGIM US Large-Cap Buffer 12 ETF - JanuaryJANPGross: 15.69%Net: 15.19%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is 15.69%PGIM US Large-Cap Buffer 20 ETF - JanuaryPBJAGross: 12.17%Net: 11.67%*The Fund’s investment objective is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPDR® S&P 500® ETF Trust’s losses over the one year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2024 through December 31, 2024 is 12.17%* Takes into account the Fund’s unitary management fee.In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:◾The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.◾All references to the upside cap are deleted in their entirety and replaced with the corresponding cap set forth in the table above.LR5001JAN